Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		¥ 21,018,230	¥ 24,302,543
Loans		82,492,742	83,204,742
Total		197,611,195	204,255,642	¥ 200,456,300
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		1,797,737	1,832,870
Trading account liabilities		10,120,968	13,115,270
Total		188,109,702	194,751,942
Maximum exposure to loss		418,000	538,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		104,000	89,000
Investments		168,000	210,000
Loans		71,000	163,000
Total		343,000	462,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		47,000	38,000
Trading account liabilities		1,000	1,000
Total		48,000	39,000
Maximum exposure to loss	[1]	¥ 418,000	¥ 538,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.